Leases	6 Months Ended
Mar. 31, 2021
Leases
Leases

Note 14 — Leases

Effective October 1, 2019, the Company adopted ASU No. 2016-02, Leases (Topic 842) using the alternative transition approach which allowed the Company to continue to apply the guidance under the lease standard in effect at the time in the comparative periods presented. Upon adoption, the Company recorded operating lease right-of-use assets and corresponding operating lease liabilities of $824,629 and $809,613, respectively with no impact on retained earnings. Financial position for reporting periods beginning on or after October 1, 2019, are presented under the new guidance, while prior period amounts are not adjusted and continue to be reported in accordance with previous guidance.

The component of lease cost was as follows:

	For the six months ended
	March 31,
	2021	2020
	(unaudited)	(unaudited)
Operating lease cost	$70,502	$14,255
Short-term lease cost	8,425	—
Total lease cost	$78,927	$14,255

As of March 31, 2021 and September 30, 2020, the remaining lease term was an average of 7.3 years and 7.9 years, respectively. The Company’s lease agreements do not provide a readily determinable implicit rate nor is it available to the Company from its lessors. Instead, the Company estimates its incremental borrowing rate based on the benchmark lending rate for one-year loan as published by China’s central bank in order to discount lease payments to present value. The discount rate of the Company’s operating leases was 3.95% per annum as of March 31, 2021 and 2020.

Note 14 - Leases (continued)

Supplemental balance sheet information related to operating leases was as follows:

As of
March 31,
2021
Operating lease right-of-use assets	$836,994
Operating lease right-of-use assets – accumulated amortization	(99,772)
Operating lease right-of-use assets – net	$737,222

Operating lease liabilities, current	$145,647
Operating lease liabilities, non-current	577,018
Total operating lease liabilities	$722,665

As of March 31, 2021, maturities of operating lease liabilities were as follows:

As of
March 31,
Twelve months ending March 31,	2021
2022	$186,923
2023	176,168
2024	64,323
2025	64,323
2026	64,323
Thereafter	275,621
Total future minimum lease payments	831,681
Less: Imputed interest	(109,016)
Total	$722,665